S000077299 [Member] Investment Strategy - Putnam ESG Ultra Short ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that the fund’s Investment Manager, as defined below, believes meet relevant environmental, social or governance (“ESG”) criteria on a sector-specific basis (“ESG criteria”).
The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac) mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years.
The Investment Manager may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities that meet the Investment Manager’s ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Investment Manager may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the Investment Manager’s ESG criteria. The fund will not necessarily sell an investment if it no longer meets the Investment Manager’s ESG criteria after purchase, subject to compliance with the 80% policy.
In evaluating investments for the fund, the Investment Manager identifies relevant ESG criteria for specific sectors, subsectors or countries using an internally developed framework, which may take into account independent third-party ESG data. The Investment Manager identifies specific ESG criteria (i.e., quality of board, product safety and quality, workforce relations, lending criteria, emissions and waste management, energy efficiency, or governmental corruption, among others) and assigns a percentage weighting to those criteria based on the Investment Manager’s assessment of which criteria are more or less important. The Investment Manager then categorizes the relevance of each ESG criterion and assigns each criterion a percentage weighting. As part of this analysis, the Investment Manager may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, renewable energy consumption, water use and re-use, waste diversion from landfill, employee safety and diversity data, FICO credit scores and income statistics for borrowers, supplier audits, product safety, board composition, or the Global Peace Index. After evaluating these criteria and applying the established weightings, the Investment Manager will assign each company, issuer or country, as applicable, a proprietary ESG rating ranging from a 5.0 to a 1.0, with 5.0 indicating the highest (best) ESG rating and 1.0 indicating the lowest (worst) ESG rating. In order to meet the Investment Manager’s ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must generally be rated 2.5 or above by the Investment Manager.
For corporate credit (i.e., investment grade-rated and below investment grade-rated securities), the Investment Manager also applies a momentum factor in determining the ESG rating of a company or issuer based on the Investment Manager’s view of whether the performance of the company or issuer under the relevant ESG criteria is expected to improve or decline. If an issuer is rated 2.0 or above and has a positive momentum factor, a company or issuer will be viewed as meeting the Investment Manager’s criteria for purposes of the above-referenced non-fundamental policy. Conversely, if an issuer has a negative momentum factor, it will be viewed as meeting the Investment Manager’s criteria for purposes of the above-referenced non-fundamental policy only if it is rated a 3.0 or above.
While the Investment Manager may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.
The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supplied from renewable sources, reduce greenhouse gas emissions per capita or improve product design to be less resource intensive. Social criteria include, for example, labor practices, supply chain management, and community relations. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions, lending to underserved populations, or the degree of universal health coverage. Governance criteria include, for example, board composition, executive compensation, and debt structures that improve transparency and bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, alignment of governmental or management incentives with appropriate strategic ESG objectives, and disclosure of operating and ESG metrics to bondholders.
In the corporate credit sector, the Investment Manager combines fundamental analysis with relevant ESG insights with a forward-looking perspective. The investment manager believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile.
The Investment Manager believes that securitized debt instruments present unique challenges in applying ESG criteria due to the presence of various asset types, counterparties involved, and the complex structure of the securitized debt market along with a lack of available ESG-related data. In evaluating securitized debt instruments for potential investment, the Investment Manager takes a broad approach, analyzing both the terms of the transaction, including the asset type being securitized, the terms of the transaction, the structure of the securitization, as well as key counterparties. Opportunities are analyzed at the asset level within each securitization and each subsector to identify assets that meet relevant ESG thresholds. Additionally, in evaluating securitized debt instruments, the Investment Manager analyzes relevant ESG criteria regarding the originator, servicers, or other relevant counterparties.
In the sovereign debt sector, the Investment Manager uses quantitative modeling and fundamental research to evaluate countries across a variety of ESG criteria (i.e., natural resource dependence and level of public corruption) and non-ESG criteria (i.e., global economic conditions, market valuations, and technical factors). The Investment Manager believes that sovereign issuers with better ESG scores generally benefit from lower borrowing costs and that ESG criteria may influence the perception of the credit risk of a country’s debt.
The Investment Manager evaluates ESG considerations using independent third-party data (where available) and also uses company or issuer disclosures and public data sources. The Investment Manager believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships.